Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforward	$ 39,376	$ 893
Startup and organizational costs	1,126,756
Total deferred tax assets	1,166,132	893
Valuation Allowance	(1,166,132)	(893)
Deferred tax assets, net of allowance